CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in operating assets and liabilities:
Accrued expenses		$ (7,275,000)		$ (6,693,000)	$ (6,080,000)	$ 6,375,000	$ 1,937,000
Net cash used in operating activities		(118,911,000)		(9,363,000)	209,644,000	(24,879,000)	(3,302,000)
Cash Flows from Financing Activities:
Net cash used in financing activities		(30,574,000)		(19,537,000)	(62,788,000)	87,383,000	(33,230,000)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD		324,876,000		96,440,000	96,440,000	75,252,000	133,346,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	$ 172,723,000	172,723,000	$ 324,876,000	$ 159,463,000	324,876,000	$ 96,440,000	$ 75,252,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Cash Flows from Operating Activities:
Net loss		(14,893,876)	(1,658,775)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of warrant liability	6,260,747	10,768,484	(406,549)
Interest earned on marketable securities held in Trust Account	(2,676)	(47,979)	(49,590)
Unrealized loss on marketable securities held in Trust Account			785
Changes in operating assets and liabilities:
Prepaid expenses		392,141	(608,945)
Accrued expenses		2,839,977	1,112,155
Net cash used in operating activities		(941,253)	(1,084,845)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			234,951,394
Proceeds from promissory note - related party		250,000	100,349
Payment of offering costs			(195,229)
Net cash used in financing activities		250,000	241,551,091
Net Change in Cash		(691,253)	719,926
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD		719,926	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	$ 28,673	28,673	719,926		$ 719,926
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption			215,057,051
Change in value of Class A ordinary shares subject to possible redemption		$ 26,867,660	(2,081,607)
Deferred underwriting fee payable			$ 8,391,121